Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings Per Share	There was no change in the assumptions for calculating earnings per share — basic in relation to the financial statements for the year ended December 31, 2023.
	Six-month period ended June 30,		Three-month period ended June 30,
	2024	2023	2024	2023
Net income attributable to Company shareholders	661,097	(332,880)	328,770	(53,243)
Weighted average – common shares outstanding	2,218,116,370	2,218,116,370	2,218,116,370	2,218,116,370

Basic and diluted earnings (loss) per share – (US$)	0.30	(0.15)	0.15	(0.02)
Diluted earnings (loss) per share is calculated by dividing net income (loss) of the period attributable to common shareholders by the weighted average number of common shares outstanding during the year, adjusted for the effects of all potential common shares that are dilutive and adjusted for treasury shares held.
	2023	2022	2021
Net income attributable to Company shareholders	(198,869)	2,997,488	3,811,442
Weighted average common shares	2,218,116	2,254,345	2,516,008
Weighted average – treasury shares	—	(23,933)	(36,817)
Weighted average – common shares outstanding	2,218,116	2,230,412	2,479,191

Basic and diluted earnings (loss) per share – (US$)	(0.09)	1.34	1.54